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ELISE M. DOLAN
elise.dolan@dechert.com
+1 212 698 3806 Direct
+1 212 698 0413 Fax

December 16, 2010

VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549
Re:	Goldman Sachs Trust (the “Trust”), File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 262 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 263 to the Registration Statement under the Investment Company Act of 1940, as amended.
This filing is being made for the purpose of designating January 14, 2011 as the new effective date for the Trust’s Post-Effective Amendment No. 260 (“PEA 260”). PEA 260 was filed on November 18, 2010 with an original effectiveness date of December 17, 2010. The enclosed post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.
Questions and comments concerning this filing may be directed to the undersigned at 212.698.3806.
Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan
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